Derivative Financial Instruments - Disclosure of Detailed Information About Derivative Instruments (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 103,300
January 1 - December 31, 2020 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	84,200
January 1 - April 30, 2021 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 19,100
Purchased call options [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
weighted average USD:BRL rates	4.03
Purchased call options [member] | January 1 - December 31, 2020 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
weighted average USD:BRL rates	4.03
Purchased call options [member] | January 1 - April 30, 2021 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
weighted average USD:BRL rates	4.07
Written put options [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
weighted average USD:BRL rates	4.41
Written put options [member] | January 1 - December 31, 2020 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
weighted average USD:BRL rates	4.39
Written put options [member] | January 1 - April 30, 2021 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
weighted average USD:BRL rates	4.51